Average Annual Total Returns - Class Z Shares - Alger 25 Fund - Z	Class Z Inception Date	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes Since Inception	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions Since Inception	Class Z Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Dec. 28, 2017	44.98%	24.26%	42.41%	23.33%	27.72%	19.13%	18.40%	13.94%